Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Products sold that qualify for commission time period	12 months
Advertising expense	$ 131,887,000	$ 102,962,000	$ 52,480,000
Government assistance, amount	$ 0	$ 0
Buildings
Significant Accounting Policies [Line Items]
Intangible assets useful life	50 years
Restricted Stock Units (RSUs) | Tranche One
Significant Accounting Policies [Line Items]
Award vesting period	1 year
Share-based payment award, vesting percentage	33.00%
Restricted Stock Units (RSUs) | Tranche Two
Significant Accounting Policies [Line Items]
Award vesting period	1 year
Share-based payment award, vesting percentage	25.00%
Minimum
Significant Accounting Policies [Line Items]
Loan receivable, average repayment period	7 months
Amortization period	3 years
Intangible assets useful life	3 years
Minimum | Restricted Stock Units (RSUs)
Significant Accounting Policies [Line Items]
Award vesting period	3 years
Minimum | Restricted Stock Units (RSUs) | Tranche Three
Significant Accounting Policies [Line Items]
Award vesting period	3 years
Maximum
Significant Accounting Policies [Line Items]
Loan receivable, average repayment period	10 months
Amortization period	5 years
Intangible assets useful life	10 years
Maximum | Restricted Stock Units (RSUs)
Significant Accounting Policies [Line Items]
Award vesting period	4 years
Maximum | Restricted Stock Units (RSUs) | Tranche One
Significant Accounting Policies [Line Items]
Share-based payment award, vesting percentage	33.00%
Maximum | Restricted Stock Units (RSUs) | Tranche Three
Significant Accounting Policies [Line Items]
Award vesting period	4 years
Product Concentration Risk | Revenue, Product and Service | Commissions and Service Fees
Significant Accounting Policies [Line Items]
Concentration risk, percentage	87.00%	85.00%	83.00%
Product Concentration Risk | Revenue, Product and Service | Incentive Fees
Significant Accounting Policies [Line Items]
Concentration risk, percentage	6.00%	7.00%	9.00%
Product Concentration Risk | Revenue, Product and Service | Advertising Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage	3.00%	3.00%	3.00%
Product Concentration Risk | Revenue, Product and Service | Destination services
Significant Accounting Policies [Line Items]
Concentration risk, percentage	4.00%	4.00%	4.00%
Product Concentration Risk | Revenue, Product and Service | PrePayModel Customer
Significant Accounting Policies [Line Items]
Concentration risk, percentage	89.00%	86.00%	84.00%
Product Concentration Risk | Revenue, Financial Services Benchmark | Financial Intermediation Processing Fees and Fraud Prevention Services
Significant Accounting Policies [Line Items]
Concentration risk, percentage	19.00%	7.00%	2.00%
Product Concentration Risk | Revenue, Financial Services Benchmark | Financial Service, Interest Income
Significant Accounting Policies [Line Items]
Concentration risk, percentage	81.00%	93.00%	98.00%